Note 1 - Organization and Summary of Significant Accounting Policies (Details)	11 Months Ended
Jul. 31, 2013
Details
Cash and Cash Equivalents, Policy	Cash and cash equivalents - For purposes of the statement of cash flows, we consider all cash in banks, money market funds, and certificates of deposit with a maturity of less than three months to be cash equivalents.